UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2015


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2015


[LOGO OF USAA]
   USAA(R)

                                                   [GRAPHIC OF USAA GROWTH FUND]

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       SEMIANNUAL REPORT
       USAA GROWTH FUND
       FUND SHARES o INSTITUTIONAL SHARES
       JANUARY 31, 2015

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

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PRESIDENT'S MESSAGE

"...WE BELIEVE THAT IT IS IMPORTANT FOR INVESTORS
TO FOCUS LESS ON WHAT'S HAPPENING DAY-TO-DAY IN     [PHOTO OF BROOKS ENGLEHARDT]
THE FINANCIAL MARKETS AND MORE ON THEIR OWN
FINANCIAL WELL-BEING."

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MARCH 2015

The United States was the place to be during the six-month reporting period ended January 31, 2015. Those investors who concentrated their investments in U.S. stocks and/or longer-term U.S. Treasury securities were fortuitously positioned, as these asset classes generally outperformed all other market segments. U.S. equities recorded strong gains, surpassing developed equities markets and emerging markets equities, both of which declined during the reporting period. Among U.S. stocks, growth-oriented names outperformed their value counterparts, while mid-cap stocks outpaced small-cap and large-cap stocks. Meanwhile, yields on longer-term U.S. Treasuries trended down, driving up bond prices. (Bond prices move in the opposite direction of interest rates.) Though yields were near historic lows during the period, they still remained the highest among developed nations. U.S. Treasuries also benefited from their perceived status as high-quality, safe-haven investments.

What circumstances produced these results? At USAA Investments, we believe a series of interconnected factors were at work, all of which were still in place at the end of the reporting period. These factors include:

o SLOWING INTERNATIONAL GROWTH. U.S. economic conditions improved during the reporting period, but most other countries struggled with economic weakness. The economy of continental Europe was stagnant, with some countries falling into recession, while Japan's government continued to attempt to jumpstart its sluggish economy. China's economy weakened, growing at its slowest pace in more than 24 years. At the same time, a sharp drop in commodities and energy prices weighed on emerging markets economies. Although economic divergence is likely to continue for a time, we do not believe it is likely to endure over the long term. We believe that eventually, either the global economy will rebound or else global economic weakness will dampen U.S. economic growth.

o DIVERGENT MONETARY POLICIES. Reflecting the disparity between international and U.S. economic growth, the monetary policies of the world's central banks diverged. In the United States, the Federal Reserve ended its quantitative easing asset purchases and signaled its willingness--should the data support

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

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  it--to raise short-term interest rates. Elsewhere, central banks continued to cut rates and increase monetary stimulus to support their faltering economies.

o STRONGER U.S. DOLLAR. The divergence in monetary policies, along with differing expectations about U.S. and international economic growth, had a major impact on currencies. During the reporting period, the U.S. dollar strengthened, appreciating significantly compared to most other global currencies. In response, some countries devalued their currencies as an attempt to make their exports cheaper to foreign buyers, and therefore to boost economic growth.

o DECREASING INFLATION. Slowing international growth, divergent global monetary policies, and currency movements combined to reduce inflation expectations. The drop in energy prices was a prime example. Oil prices fell nearly 50% during 2014. Lower oil prices do have some advantages--automobile owners have more money to spend on other things--but extended periods of low inflation can lead to economic stagnation, cause consumers to postpone spending, and put pressure on corporate profit margins.

In this economic environment we believe that it is important for investors to focus less on what's happening day-to-day in the financial markets and more on their own financial well-being. As I write to you, tax season is upon us. You may be preparing to make contributions to your IRA. You may also consider setting near term goals, such as reviewing your investment strategy to make sure it still suits your objectives, time horizon, and tolerance for risk. If you'd like assistance, please call one of our financial advisors. They would be happy to help.

Looking ahead, it is too soon to identify a dominant market trend for 2015. However, we believe investors are likely to focus on higher asset quality as long as the financial markets continue to grapple with the implications of slowing global growth, divergent monetary policy, a stronger U.S. dollar, and lower oil prices. On behalf of everyone here at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Emerging Market countries are less diverse and mature than other countries and tend to be politically less stable. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                               1

MANAGERS' COMMENTARY                                                         2

INVESTMENT OVERVIEW                                                          5

FINANCIAL INFORMATION

    Portfolio of Investments                                                10

    Notes to Portfolio of Investments                                       16

    Financial Statements                                                    17

    Notes to Financial Statements                                           20

EXPENSE EXAMPLE                                                             35

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

202722-0315

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

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FUND OBJECTIVE

THE USAA GROWTH FUND (THE FUND) SEEKS LONG-TERM GROWTH OF CAPITAL.

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TYPES OF INVESTMENTS

The Fund invests its assets primarily in a diversified portfolio of equity securities selected for their growth potential. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities issued in emerging markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

Loomis, Sayles & Company, L.P.                 Renaissance Investment Management

    AZIZ V. HAMZAOGULLARI, CFA                        MICHAEL E. SCHROER, CFA
                                                      PAUL A. RADOMSKI, CFA
                                                      ERIC J. STRANGE, CPA, CFA

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o   PLEASE DISCUSS THE MARKET BACKDROP OF THE PAST REPORTING PERIOD.

    Stock prices moved broadly higher during the six-month reporting period ended January 31, 2015, with smaller-capitalization stocks generally outperforming larger-cap issues. The most notable exception was the energy sector, which saw the price of oil fall precipitously due to a combination of slowing global demand and increased supply. Despite concerns over the pace and trajectory of overall global growth, U.S. large-cap equities benefited from increased investor optimism regarding the U.S. economy. Economic news has generally been positive, with reports released in December 2014 showing that the domestic economy had posted its strongest growth in more than a decade during the third quarter.

o   HOW DID THE USAA GROWTH FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund has two share classes: Fund Shares and Institutional Shares. For the six-month reporting period ended January 31, 2015, the Fund Shares and Institutional Shares had total returns of 7.98% and 8.02%, respectively. This compares to returns of 6.34% for the Russell 1000(R) Growth Index (the Index) and 5.25% for the Lipper Large-Cap Growth Funds Index.

    Refer to page 6 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA GROWTH FUND

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    USAA Asset Management Company is the Fund's investment adviser. As the investment adviser, USAA Asset Management Company employs dedicated resources to support the research, selection, and monitoring of the Fund's subadvisers. Loomis, Sayles & Company, L.P. (Loomis Sayles) and Renaissance Investment Management (Renaissance) are subadvisers to the Fund. The subadvisers each provide day-to-day discretionary management for a portion of the Fund's assets.

o   HOW DID LOOMIS SAYLES' PORTION OF THE FUND PERFORM DURING THE REPORTING
    PERIOD?

    The portion of the Fund managed by Loomis Sayles posted positive returns that were slightly above the Index, during the six-month reporting period. Through their proprietary, bottom-up research framework, Loomis Sayles looks to invest assets of the Fund in high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to their intrinsic value. During the reporting period, outperformance was due primarily to stock selection in the consumer discretionary and consumer staples sectors, as well as Loomis Sayles' underweight position in the energy sector. Stock selection in the health care, information technology, and industrials sectors detracted from the Fund's relative performance.

    The largest individual contributors to performance included global energy drink company Monster Beverage Corp (Monster). The company reported strong results throughout the reporting period. However, the equity stake and energy drink exclusivity deal with Coca-Cola was the primary driver of Monster's outperformance. The largest detractors from performance included Schlumberger Ltd. (Schlumberger), which reported solid fundamentals during the reporting period, but expectations of a decline in demand for Schlumberger's services, due to lower oil prices, trumped all other factors. Loomis Sayles increased the Fund's position in Schlumberger based on its price weakness in the fourth quarter of 2014.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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o   HOW DID RENAISSANCE'S PORTION OF THE FUND PERFORM DURING THE REPORTING
    PERIOD?

    The portion of the Fund managed by Renaissance significantly outperformed the Index over the six-month reporting period primarily due to strong stock selection, particularly in the consumer discretionary and industrials sectors. Within the consumer discretionary segment, of the Fund experienced strong performance among specialty retailers such as O'Reilly Automotive, Inc., Lowe's Companies, Inc., and Home Depot, Inc. Within industrials, their holdings in Alaska Air Group, Inc. and Southwest Airlines Co. posted strong returns driven by a combination of healthy consumer demand, reduced airline capacity, and declining fuel costs. In contrast, the Fund's positioning within the financials sector detracted from relative return due to weak performance from Franklin Resources Inc., American Express Co., and TD Ameritrade Holding Corp.

    Thank you for your continued investment in the Fund.

    Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

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4  | USAA GROWTH FUND

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INVESTMENT OVERVIEW

USAA GROWTH FUND SHARES (FUND SHARES) (Ticker Symbol: USAAX)


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                                             1/31/15                7/31/14
--------------------------------------------------------------------------------

Net Assets                                $1.2 Billion             $1.1 Billion
Net Asset Value Per Share                    $23.81                   $23.62


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               AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15
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    7/31/14 - 1/31/15*            1 YEAR            5 YEARS            10 YEARS

           7.98%                  15.25%            16.85%              6.90%


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               AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
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     1 YEAR                          5 YEARS                          10 YEARS

     14.80%                          15.91%                            6.71%


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                          EXPENSE RATIO AS OF 7/31/14**
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                                      1.12%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses. Prior to December 1, 2014, the Fund Shares' expense limitation was 1.00% of average net assets.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

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                                                        INVESTMENT OVERVIEW |  5

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                     o CUMULATIVE PERFORMANCE COMPARISON o

                 [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 RUSSELL 1000          LIPPER LARGE-CAP          USAA GROWTH FUND
                 GROWTH INDEX         GROWTH FUNDS INDEX              SHARES
 1/31/2005       $ 10,000.00             $  10,000.00              $ 10,000.00
 2/28/2005         10,106.42                10,065.45                10,119.94
 3/31/2005          9,922.29                 9,882.09                 9,872.56
 4/30/2005          9,733.34                 9,667.27                 9,647.68
 5/31/2005         10,204.26                10,203.85                10,209.90
 6/30/2005         10,166.64                10,224.21                10,427.29
 7/31/2005         10,663.54                10,738.32                10,892.05
 8/31/2005         10,526.21                10,623.73                10,704.65
 9/30/2005         10,574.68                10,750.91                10,937.03
10/31/2005         10,471.89                10,681.28                10,839.58
11/30/2005         10,923.71                11,170.18                11,371.81
12/31/2005         10,889.46                11,141.57                11,409.30
 1/31/2006         11,080.63                11,445.37                11,776.61
 2/28/2006         11,063.03                11,290.98                11,619.19
 3/31/2006         11,226.38                11,399.85                11,641.68
 4/30/2006         11,211.11                11,381.94                11,484.26
 5/31/2006         10,831.11                10,850.96                10,719.64
 6/30/2006         10,788.37                10,815.30                10,674.66
 7/31/2006         10,582.89                10,538.40                10,344.83
 8/31/2006         10,913.07                10,782.40                10,457.27
 9/30/2006         11,212.94                11,014.89                10,779.61
10/31/2006         11,607.12                11,346.28                11,109.45
11/30/2006         11,837.45                11,605.51                11,296.85
12/31/2006         11,877.54                11,666.91                11,356.82
 1/31/2007         12,182.86                11,968.03                11,806.60
 2/28/2007         11,953.87                11,697.88                11,386.81
 3/31/2007         12,018.70                11,785.91                11,544.23
 4/30/2007         12,584.54                12,264.40                11,874.06
 5/31/2007         13,037.27                12,679.72                12,331.33
 6/30/2007         12,842.66                12,560.13                12,176.85
 7/31/2007         12,643.56                12,400.76                12,019.39
 8/31/2007         12,845.03                12,605.11                12,236.84
 9/30/2007         13,383.11                13,374.03                13,076.62
10/31/2007         13,838.59                13,971.68                13,871.41
11/30/2007         13,328.82                13,402.07                13,256.57
12/31/2007         13,280.62                13,413.77                13,593.98
 1/31/2008         12,245.04                12,265.94                11,906.92
 2/29/2008         12,001.84                12,010.41                11,644.49
 3/31/2008         11,928.77                11,908.21                11,651.99
 4/30/2008         12,555.03                12,642.04                12,364.30
 5/31/2008         13,015.22                12,987.21                12,709.21
 6/30/2008         12,077.84                12,031.74                11,891.92
 7/31/2008         11,848.21                11,794.33                11,509.52
 8/31/2008         11,975.78                11,825.82                11,397.05
 9/30/2008         10,588.93                10,309.99                 9,829.96
10/31/2008          8,724.65                 8,509.38                 8,127.90
11/30/2008          8,030.79                 7,655.76                 7,363.10
12/31/2008          8,175.93                 7,861.40                 7,447.95
 1/31/2009          7,782.63                 7,455.02                 7,184.90
 2/28/2009          7,197.15                 6,968.75                 6,681.36
 3/31/2009          7,839.11                 7,567.61                 7,154.84
 4/30/2009          8,591.71                 8,369.42                 7,620.81
 5/31/2009          9,017.62                 8,827.62                 7,928.95
 6/30/2009          9,118.50                 8,831.09                 7,921.43
 7/31/2009          9,766.15                 9,496.54                 8,357.34
 8/31/2009          9,968.69                 9,683.88                 8,500.13
 9/30/2009         10,392.72                10,148.94                 8,898.46
10/31/2009         10,251.95                 9,948.14                 8,688.02
11/30/2009         10,881.75                10,548.18                 9,191.57
12/31/2009         11,218.09                10,887.98                 9,523.64
 1/31/2010         10,728.58                10,317.54                 8,944.40
 2/28/2010         11,097.28                10,683.54                 9,373.19
 3/31/2010         11,739.17                11,354.58                 9,967.47
 4/30/2010         11,870.35                11,471.37                10,057.75
 5/31/2010         10,964.15                10,549.83                 9,305.48
 6/30/2010         10,360.40                 9,942.66                 8,786.42
 7/31/2010         11,099.43                10,617.03                 9,418.32
 8/31/2010         10,581.20                10,095.82                 8,824.04
 9/30/2010         11,707.57                11,178.02                 9,922.34
10/31/2010         12,266.72                11,765.05                10,426.35
11/30/2010         12,409.18                11,882.79                10,546.72
12/31/2010         13,092.70                12,534.79                11,071.74
 1/31/2011         13,425.89                12,782.13                11,177.12
 2/28/2011         13,865.28                13,127.99                11,402.92
 3/31/2011         13,882.21                13,134.60                11,493.24
 4/30/2011         14,347.11                13,532.87                11,929.78
 5/31/2011         14,190.92                13,368.17                11,816.88
 6/30/2011         13,987.38                13,191.20                11,621.19
 7/31/2011         13,847.18                13,120.62                11,365.28
 8/31/2011         13,116.41                12,238.48                10,627.67
 9/30/2011         12,149.93                11,170.44                 9,867.47
10/31/2011         13,483.25                12,511.14                11,086.79
11/30/2011         13,481.95                12,357.17                10,951.31
12/31/2011         13,438.60                12,170.73                10,850.23
 1/31/2012         14,240.78                13,004.99                11,537.33
 2/29/2012         14,921.84                13,770.91                11,982.82
 3/31/2012         15,412.64                14,257.53                12,367.90
 4/30/2012         15,388.84                14,152.72                12,269.74
 5/31/2012         14,401.70                13,067.63                11,378.77
 6/30/2012         14,792.75                13,357.06                11,733.65
 7/31/2012         14,991.05                13,377.72                11,862.01
 8/31/2012         15,394.37                13,880.13                12,277.29
 9/30/2012         15,696.27                14,220.95                12,571.76
10/31/2012         15,238.15                13,726.55                12,262.19
11/30/2012         15,493.32                14,031.96                12,685.02
12/31/2012         15,489.04                14,108.07                12,795.42
 1/31/2013         16,152.89                14,717.03                13,591.34
 2/28/2013         16,353.89                14,795.66                13,720.21
 3/31/2013         16,967.38                15,260.89                14,038.58
 4/30/2013         17,327.53                15,458.70                14,220.50
 5/31/2013         17,649.43                15,866.08                14,682.90
 6/30/2013         17,317.31                15,544.62                14,447.91
 7/31/2013         18,235.50                16,516.53                15,198.35
 8/31/2013         17,922.97                16,317.99                14,857.24
 9/30/2013         18,721.68                17,250.94                15,569.78
10/31/2013         19,549.84                17,974.43                16,229.26
11/30/2013         20,101.33                18,511.67                16,714.40
12/31/2013         20,675.52                19,103.79                17,354.41
 1/31/2014         20,086.10                18,647.76                16,903.75
 2/28/2014         21,119.98                19,717.32                17,736.33
 3/31/2014         20,906.99                19,082.54                17,614.12
 4/30/2014         20,907.83                18,750.71                17,468.99
 5/31/2014         21,559.42                19,431.48                18,034.23
 6/30/2014         21,979.58                19,907.44                18,393.23
 7/31/2014         21,643.13                19,701.23                18,041.87
 8/31/2014         22,634.77                20,518.85                18,851.54
 9/30/2014         22,306.42                20,161.02                18,607.11
10/31/2014         22,894.23                20,750.42                19,118.88
11/30/2014         23,619.71                21,273.10                20,020.21
12/31/2014         23,373.64                21,078.55                19,923.29
 1/31/2015         23,015.72                20,735.48                19,481.45

                                  [END CHART]

         Data from 1/31/05 to 1/31/15.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth Fund Shares to the following benchmarks:

o The unmanaged Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

o The unmanaged Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

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6  | USAA GROWTH FUND

================================================================================

USAA GROWTH FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES)
(Ticker Symbol: UIGRX)


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                                                 1/31/15             7/31/14
--------------------------------------------------------------------------------

Net Assets                                    $824.4 Million      $717.6 Million
Net Asset Value Per Share                         $23.76              $23.57


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15
--------------------------------------------------------------------------------
    7/31/14
           8.02%               15.26%        16.92%               8.63%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
    1 YEAR                     5 YEARS                  SINCE INCEPTION 8/01/08

    14.81%                     15.97%                         9.12%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/14**
--------------------------------------------------------------------------------

                                      1.00%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                        o CUMULATIVE PERFORMANCE COMPARISON o

                     [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     RUSSELL 1000          LIPPER LARGE-CAP       USAA GROWTH FUND
                     GROWTH INDEX         GROWTH FUNDS INDEX    INSTITUTIONAL SHARES
 7/31/2008           $ 10,000.00            $ 10,000.00             $ 10,000.00
 8/31/2008             10,107.67              10,026.70                9,980.30
 9/30/2008              8,937.16               8,741.47                8,608.01
10/31/2008              7,363.69               7,214.80                7,117.53
11/30/2008              6,778.06               6,491.05                6,447.80
12/31/2008              6,900.56               6,665.41                6,520.15
 1/31/2009              6,568.61               6,320.85                6,289.64
 2/28/2009              6,074.46               5,908.55                5,854.96
 3/31/2009              6,616.28               6,416.31                6,269.88
 4/30/2009              7,251.48               7,096.14                6,671.63
 5/31/2009              7,610.95               7,484.63                6,941.65
 6/30/2009              7,696.10               7,487.57                6,941.65
 7/31/2009              8,242.73               8,051.78                7,323.64
 8/31/2009              8,413.67               8,210.62                7,448.78
 9/30/2009              8,771.55               8,604.93                7,797.83
10/31/2009              8,652.74               8,434.67                7,613.43
11/30/2009              9,184.30               8,943.43                8,054.69
12/31/2009              9,468.18               9,231.53                8,348.25
 1/31/2010              9,055.02               8,747.88                7,840.09
 2/28/2010              9,366.21               9,058.20                8,216.26
 3/31/2010              9,907.97               9,627.15                8,744.21
 4/30/2010             10,018.69               9,726.17                8,823.41
 5/31/2010              9,253.84               8,944.83                8,163.47
 6/30/2010              8,744.28               8,430.03                7,701.51
 7/31/2010              9,368.02               9,001.80                8,262.46
 8/31/2010              8,930.63               8,559.89                7,741.10
 9/30/2010              9,881.30               9,477.45                8,704.62
10/31/2010             10,353.23               9,975.17                9,153.38
11/30/2010             10,473.47              10,075.00                9,258.97
12/31/2010             11,050.36              10,627.81                9,716.04
 1/31/2011             11,331.58              10,837.52                9,815.11
 2/28/2011             11,702.43              11,130.76               10,013.27
 3/31/2011             11,716.72              11,136.36               10,092.53
 4/30/2011             12,109.10              11,474.04               10,475.62
 5/31/2011             11,977.27              11,334.40               10,376.54
 6/30/2011             11,805.49              11,184.35               10,204.81
 7/31/2011             11,687.16              11,124.51                9,980.24
 8/31/2011             11,070.37              10,376.57                9,339.55
 9/30/2011             10,254.66               9,471.02                8,672.44
10/31/2011             11,380.00              10,607.76                9,742.46
11/30/2011             11,378.90              10,477.21                9,623.57
12/31/2011             11,342.31              10,319.13                9,534.56
 1/31/2012             12,019.35              11,026.47               10,138.35
 2/29/2012             12,594.17              11,675.87               10,529.81
 3/31/2012             13,008.42              12,088.46               10,868.20
 4/30/2012             12,988.33              11,999.59               10,781.94
 5/31/2012             12,155.17              11,079.58               10,005.64
 6/30/2012             12,485.22              11,324.98               10,310.86
 7/31/2012             12,652.59              11,342.50               10,423.65
 8/31/2012             12,992.99              11,768.47               10,788.58
 9/30/2012             13,247.80              12,057.45               11,053.98
10/31/2012             12,861.15              11,638.25               10,775.31
11/30/2012             13,076.51              11,897.21               11,153.51
12/31/2012             13,072.90              11,961.73               11,249.13
 1/31/2013             13,633.19              12,478.05               11,950.11
 2/28/2013             13,802.84              12,544.72               12,063.60
 3/31/2013             14,320.63              12,939.17               12,337.32
 4/30/2013             14,624.61              13,106.88               12,504.22
 5/31/2013             14,896.29              13,452.29               12,904.79
 6/30/2013             14,615.98              13,179.73               12,697.83
 7/31/2013             15,390.94              14,003.78               13,365.43
 8/31/2013             15,127.16              13,835.45               13,065.01
 9/30/2013             15,801.28              14,626.46               13,685.88
10/31/2013             16,500.26              15,239.89               14,266.70
11/30/2013             16,965.71              15,695.40               14,693.96
12/31/2013             17,450.34              16,197.44               15,253.33
 1/31/2014             16,952.86              15,810.78               14,863.08
 2/28/2014             17,825.47              16,717.63               15,589.75
 3/31/2014             17,645.70              16,179.41               15,482.09
 4/30/2014             17,646.42              15,898.07               15,360.98
 5/31/2014             18,196.36              16,475.27               15,852.16
 6/30/2014             18,550.98              16,878.82               16,168.39
 7/31/2014             18,267.01              16,703.98               15,858.89
 8/31/2014             19,103.97              17,397.21               16,572.10
 9/30/2014             18,826.84              17,093.82               16,356.79
10/31/2014             19,322.96              17,593.55               16,807.59
11/30/2014             19,935.27              18,036.71               17,594.82
12/31/2014             19,727.58              17,871.76               17,512.60
 1/31/2015             19,425.49              17,580.88               17,130.49

                                     [END CHART]

                            Data from 7/31/08 to 1/31/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth Fund Institutional Shares to the Fund's benchmarks listed above (see page 6 for benchmark definitions).

*The performance of the Russell 1000 Growth Index and the Lipper Large-Cap Growth Funds Index is calculated from the end of the month, July 31, 2008, while the inception date of the Institutional Shares is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

8   | USAA GROWTH FUND

================================================================================

                            TOP 10 HOLDINGS - 1/31/15
                                (% of Net Assets)

Visa, Inc. "A" ............................................................. 3.4%
Oracle Corp. ............................................................... 3.1%
Cisco Systems, Inc. ........................................................ 2.9%
Facebook, Inc. "A" ......................................................... 2.8%
Amazon.com, Inc. ........................................................... 2.8%
QUALCOMM, Inc. ............................................................. 2.7%
Monster Beverage Corp. ..................................................... 2.4%
Danone ADR ................................................................. 2.1%
Microsoft Corp. ............................................................ 1.9%
Lowe's Companies, Inc. ..................................................... 1.8%

                         o ASSET ALLOCATION - 1/31/15 o

                         [PIE CHART OF ASSET ALLOCATION]

INFORMATION TECHNOLOGY                                                     37.1%
CONSUMER DISCRETIONARY                                                     16.1%
HEALTH CARE                                                                15.1%
CONSUMER STAPLES                                                           11.4%
INDUSTRIALS                                                                10.4%
FINANCIALS                                                                  5.6%
ENERGY                                                                      2.1%
MONEY MARKET INSTRUMENTS                                                    1.4%
MATERIALS                                                                   0.8%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 10-15.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------
             COMMON STOCKS (98.6%)

             CONSUMER DISCRETIONARY (16.1%)
             ------------------------------
             APPAREL RETAIL (2.5%)
   278,732   Foot Locker, Inc.                                                       $   14,834
   412,592   Gap, Inc.                                                                   16,994
   204,839   Ross Stores, Inc.                                                           18,786
                                                                                     ----------
                                                                                         50,614
                                                                                     ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (1.0%)
   183,097   Hanesbrands, Inc.                                                           20,393
                                                                                     ----------
             AUTOMOTIVE RETAIL (1.8%)
    30,747   AutoZone, Inc.*                                                             18,355
    95,298   O'Reilly Automotive, Inc.*                                                  17,855
                                                                                     ----------
                                                                                         36,210
                                                                                     ----------
             DEPARTMENT STORES (0.7%)
   241,443   Macy's, Inc.                                                                15,423
                                                                                     ----------
             HOME IMPROVEMENT RETAIL (2.7%)
   166,395   Home Depot, Inc.                                                            17,375
   548,120   Lowe's Companies, Inc.                                                      37,141
                                                                                     ----------
                                                                                         54,516
                                                                                     ----------
             HOMEBUILDING (0.9%)
   886,769   PulteGroup, Inc.                                                            18,259
                                                                                     ----------
             HOMEFURNISHING RETAIL (0.9%)
   236,468   Bed Bath & Beyond, Inc.*                                                    17,681
                                                                                     ----------
             HOTELS, RESORTS & CRUISE LINES (0.9%)
   246,497   Royal Caribbean Cruises Ltd.                                                18,623
                                                                                     ----------
             INTERNET RETAIL (2.8%)
   160,781   Amazon.com, Inc.*                                                           57,002
                                                                                     ----------
             MOVIES & ENTERTAINMENT (0.8%)
   183,491   Walt Disney Co.                                                             16,690
                                                                                     ----------
             RESTAURANTS (1.1%)
   318,475   Yum! Brands, Inc.                                                           23,019
                                                                                     ----------
             Total Consumer Discretionary                                               328,430
                                                                                     ----------

================================================================================

10  | USAA GROWTH FUND

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------
             CONSUMER STAPLES (11.4%)
             ------------------------
             AGRICULTURAL PRODUCTS (0.8%)
   352,729   Archer-Daniels-Midland Co.                                              $   16,448
                                                                                     ----------
             BREWERS (1.6%)
   598,530   SABMiller plc ADR                                                           32,752
                                                                                     ----------
             DRUG RETAIL (0.9%)
   192,245   CVS Health Corp.                                                            18,871
                                                                                     ----------
             HOUSEHOLD PRODUCTS (1.8%)
   438,753   Procter & Gamble Co.                                                        36,982
                                                                                     ----------
             PACKAGED FOODS & MEAT (2.1%)
 3,243,391   Danone ADR                                                                  43,656
                                                                                     ----------
             SOFT DRINKS (4.2%)
   893,376   Coca-Cola Co.                                                               36,780
   411,490   Monster Beverage Corp.*                                                     48,124
                                                                                     ----------
                                                                                         84,904
                                                                                     ----------
             Total Consumer Staples                                                     233,613
                                                                                     ----------
             ENERGY (2.1%)
             -------------
             OIL & GAS EQUIPMENT & SERVICES (2.1%)
   229,556   National Oilwell Varco, Inc.                                                12,495
   368,458   Schlumberger Ltd.                                                           30,357
                                                                                     ----------
                                                                                         42,852
                                                                                     ----------
             Total Energy                                                                42,852
                                                                                     ----------
             FINANCIALS (5.6%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (3.1%)
    46,132   BlackRock, Inc.                                                            15 ,708
   280,218   Franklin Resources, Inc.                                                   14 ,440
   828,951   SEI Investments Co.                                                        33 ,299
                                                                                     ----------
                                                                                        63 ,447
                                                                                     ----------
             CONSUMER FINANCE (1.4%)
   360,249   American Express Co.                                                       29 ,069
                                                                                     ----------
             INVESTMENT BANKING & BROKERAGE (1.1%)
   161,526   Greenhill & Co., Inc.                                                        5,957
   490,949   TD Ameritrade Holding Corp.                                                 15,902
                                                                                     ----------
                                                                                         21,859
                                                                                     ----------
             Total Financials                                                           114,375
                                                                                     ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------
             HEALTH CARE (15.1%)
             -------------------
             BIOTECHNOLOGY (3.0%)
   176,970   Amgen, Inc.                                                             $   26,945
    49,290   Biogen Idec, Inc.*                                                          19,182
   145,703   Gilead Sciences, Inc.*                                                      15,274
                                                                                     ----------
                                                                                         61,401
                                                                                     ----------
             HEALTH CARE DISTRIBUTORS (0.8%)
    77,991   McKesson Corp.                                                              16,585
                                                                                     ----------
             HEALTH CARE EQUIPMENT (5.1%)
   124,041   Becton, Dickinson & Co.                                                     17,128
   148,612   Edwards Lifesciences Corp.*                                                 18,628
   243,349   Medtronic plc                                                               17,375
   348,393   Varian Medical Systems, Inc.*                                               32,247
   173,841   Zimmer Holdings, Inc.                                                       19,488
                                                                                     ----------
                                                                                        104,866
                                                                                     ----------
             HEALTH CARE SERVICES (0.9%)
   219,542   Express Scripts Holdings Co.*                                               17,719
                                                                                     ----------
             MANAGED HEALTH CARE (0.9%)
   137,854   Anthem, Inc.                                                                18,605
                                                                                     ----------
             PHARMACEUTICALS (4.4%)
   303,009   Merck & Co., Inc.                                                           18,265
   375,834   Novartis AG ADR                                                             36,606
   777,687   Novo Nordisk A/S ADR                                                        34,654
                                                                                     ----------
                                                                                         89,525
                                                                                     ----------
             Total Health Care                                                          308,701
                                                                                     ----------
             INDUSTRIALS (10.4%)
             -------------------
             AEROSPACE & DEFENSE (0.9%)
   130,653   Boeing Co.                                                                  18,993
                                                                                     ----------
             AIR FREIGHT & LOGISTICS (3.2%)
   769,875   Expeditors International of Washington, Inc.                                33,628
   328,937   United Parcel Service, Inc. "B"                                             32,512
                                                                                     ----------
                                                                                         66,140
                                                                                     ----------
             AIRLINES (2.4%)
   354,579   Alaska Air Group, Inc.                                                      24,065
   531,217   Southwest Airlines Co.                                                      24,001
                                                                                     ----------
                                                                                         48,066
                                                                                     ----------
             CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.7%)
   103,811   Cummins, Inc.                                                               14,478
                                                                                     ----------

================================================================================

12  | USAA GROWTH FUND

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------
             DIVERSIFIED SUPPORT SERVICES (0.9%)
   225,586   Cintas Corp.                                                            $   17,754
                                                                                     ----------
             INDUSTRIAL CONGLOMERATES (0.8%)
   187,169   Danaher Corp.                                                               15,419
                                                                                     ----------
             MARINE (0.6%)
   159,445   Kirby Corp.*                                                                11,558
                                                                                     ----------
             RAILROADS (0.9%)
   163,692   Union Pacific Corp.                                                         19,186
                                                                                     ----------
             Total Industrials                                                          211,594
                                                                                     ----------
             INFORMATION TECHNOLOGY (37.1%)
             ------------------------------
             APPLICATION SOFTWARE (3.5%)
   562,506   Autodesk, Inc.*                                                             30,378
   174,772   FactSet Research Systems, Inc.                                              25,095
   353,798   Synopsys, Inc.*                                                             15,210
                                                                                     ----------
                                                                                         70,683
                                                                                     ----------
             COMMUNICATIONS EQUIPMENT (6.3%)
 2,207,820   Cisco Systems, Inc.                                                         58,209
   128,997   F5 Networks, Inc.*                                                          14,399
   878,421   QUALCOMM, Inc.                                                              54,866
                                                                                     ----------
                                                                                        127,474
                                                                                     ----------
             DATA PROCESSING & OUTSOURCED SERVICES (3.9%)
   125,001   Automatic Data Processing, Inc.                                             10,317
   270,539   Visa, Inc. "A"                                                              68,963
                                                                                     ----------
                                                                                         79,280
                                                                                     ----------
             HOME ENTERTAINMENT SOFTWARE (1.0%)
   367,123   Electronic Arts, Inc.*                                                      20,140
                                                                                     ----------
             INTERNET SOFTWARE & SERVICES (7.7%)
   354,804   Alibaba Group Holding Ltd. ADR*                                             31,606
   760,058   Facebook, Inc. "A"*                                                         57,696
    66,589   Google, Inc. "A"*                                                           35,795
    61,557   Google, Inc. "C"*                                                           32,903
                                                                                     ----------
                                                                                        158,000
                                                                                     ----------
             SEMICONDUCTOR EQUIPMENT (0.8%)
   211,434   Lam Research Corp.                                                          16,162
                                                                                     ----------
             SEMICONDUCTORS (4.2%)
    72,395   Altera Corp.                                                                 2,384
    86,577   Analog Devices, Inc.                                                         4,511
   564,401   ARM Holdings plc ADR                                                        26,436

================================================================================

                                                 PORTFOLIO OF INVESTMENTS |   13

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------
   386,048   Broadcom Corp. "A"                                                      $  16 ,382
   236,029   Skyworks Solutions, Inc.                                                   19 ,602
   315,746   Texas Instruments, Inc.                                                    16 ,877
                                                                                     ----------
                                                                                        86 ,192
                                                                                     ----------
             SYSTEMS SOFTWARE (5.0%)
   951,089   Microsoft Corp.                                                            38 ,424
 1,516,581   Oracle Corp.                                                               63 ,530
                                                                                     ----------
                                                                                        101,954
                                                                                     ----------
             TECHNOLOGY DISTRIBUTORS (0.7%)
   256,931   Arrow Electronics, Inc.*                                                    14,142
                                                                                     ----------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (4.0%)
   178,451   Apple, Inc.                                                                 20,907
   558,997   EMC Corp.                                                                   14,495
   382,541   NetApp, Inc.                                                                14,460
   207,760   SanDisk Corp.                                                               15,771
   167,944   Western Digital Corp.                                                       16,329
                                                                                     ----------
                                                                                         81,962
                                                                                     ----------
             Total Information Technology                                               755,989
                                                                                     ----------
             MATERIALS (0.8%)
             ----------------
             SPECIALTY CHEMICALS (0.8%)
    72,592   PPG Industries, Inc.                                                        16,179
                                                                                     ----------
             Total Common Stocks (cost: $1,400,074)                                   2,011,733
                                                                                     ----------
             MONEY MARKET INSTRUMENTS (1.4%)

             MONEY MARKET FUNDS (1.4%)
27,975,498   State Street Institutional Liquid Reserves Fund
                Premier Class, 0.09%(a) (cost: $27,975)                                  27,975
                                                                                     ----------

             TOTAL INVESTMENTS (COST: $1,428,049)                                    $2,039,708
                                                                                     ==========

================================================================================

14  | USAA GROWTH FUND

================================================================================

------------------------------------------------------------------------------------------------------
($ IN 000s)                                           VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                           (LEVEL 1)          (LEVEL 2)        (LEVEL 3)
                                       QUOTED PRICES  OTHER SIGNIFICANT      SIGNIFICANT
                                   IN ACTIVE MARKETS        OBSERVABLE      UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS            INPUTS            INPUTS         TOTAL
------------------------------------------------------------------------------------------------------
Equity Securities:
 Common Stocks                           $2,011,733                 $-                $-    $2,011,733

Money Market Instruments:
 Money Market Funds                          27,975                  -                 -        27,975
------------------------------------------------------------------------------------------------------
Total                                    $2,039,708                 $-                $-    $2,039,708
------------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through January 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 10.1% of net assets at January 31, 2015.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o  SPECIFIC NOTES

   (a) Rate represents the money market fund annualized seven-day yield at January 31, 2015.

   *   Non-income-producing security.

   See accompanying notes to financial statements.

================================================================================

16  | USAA GROWTH FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $1,428,049)                  $2,039,708
   Receivables:
       Capital shares sold                                                               1,150
       Dividends and interest                                                            1,054
       Securities sold                                                                  13,801
                                                                                    ----------
           Total assets                                                              2,055,713
                                                                                    ----------
LIABILITIES
   Payables:
      Securities purchased                                                              14,738
      Capital shares redeemed                                                              626
   Accrued management fees                                                               1,367
   Accrued transfer agent's fees                                                            58
   Other accrued expenses and payables                                                      72
                                                                                    ----------
          Total liabilities                                                             16,861
                                                                                    ----------
              Net assets applicable to capital shares outstanding                   $2,038,852
                                                                                    ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                   $1,411,799
  Accumulated overdistribution of net investment income                                (22,056)
  Accumulated net realized gain on investments                                          37,450
  Net unrealized appreciation of investments                                           611,659
                                                                                    ----------
               Net assets applicable to capital shares outstanding                  $2,038,852
                                                                                    ==========
  Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,214,451/51,004
          shares outstanding)                                                       $    23.81
                                                                                    ==========
      Institutional Shares (net assets of $824,401/34,702
          shares outstanding)                                                       $    23.76
                                                                                    ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  17

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $16)                            $ 12,179
   Interest                                                                          12
                                                                               --------
      Total income                                                               12,191
                                                                               --------
EXPENSES
   Management fees                                                                7,720
   Administration and servicing fees:
      Fund Shares                                                                   887
      Institutional Shares                                                          398
   Transfer agent's fees:
      Fund Shares                                                                   916
      Institutional Shares                                                          398
   Custody and accounting fees:
      Fund Shares                                                                    66
      Institutional Shares                                                           39
   Postage:
      Fund Shares                                                                    34
      Institutional Shares                                                           30
   Shareholder reporting fees:
      Fund Shares                                                                    20
      Institutional Shares                                                            7
   Trustees' fees                                                                    12
   Registration fees:
      Fund Shares                                                                    17
      Institutional Shares                                                           15
   Professional fees                                                                 61
   Other                                                                             15
                                                                               --------
          Total expenses                                                         10,635
   Expenses paid indirectly:
      Fund Shares                                                                    (2)
      Institutional Shares                                                           (2)
   Expenses reimbursed:
      Fund Shares                                                                  (447)
                                                                               --------
          Net expenses                                                           10,184
                                                                               --------
NET INVESTMENT INCOME                                                             2,007
                                                                               --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                             58,269
   Change in net unrealized appreciation/depreciation                            87,676
                                                                               --------
          Net realized and unrealized gain                                      145,945
                                                                               --------
   Increase in net assets resulting from operations                            $147,952
                                                                               ========

See accompanying notes to financial statements.

================================================================================

18  | USAA GROWTH FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2015 (unaudited), and year ended July 31,
2014

--------------------------------------------------------------------------------

                                                                   1/31/2015          7/31/2014
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                          $    2,007         $    6,510
   Net realized gain on investments                                   58,269            138,183
   Change in net unrealized appreciation/depreciation
       of investments                                                 87,676            128,994
                                                                  -----------------------------
   Increase in net assets resulting from operations                  147,952            273,687
                                                                  -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                   (14,131)            (6,689)
       Institutional Shares                                           (9,932)            (5,486)
                                                                  -----------------------------
            Total distributions of net investment income             (24,063)           (12,175)
                                                                  -----------------------------
   Net realized gains:
       Fund Shares                                                   (67,618)                 -
       Institutional Shares                                          (46,698)                 -
                                                                  -----------------------------
            Total distributions of net realized gains               (114,316)                 -
                                                                  -----------------------------
   Distributions to shareholders                                    (138,379)           (12,175)
                                                                  -----------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                       106,695            157,483
   Institutional Shares                                              103,472            (60,425)
                                                                  -----------------------------
       Total net increase in net assets from
            capital share transactions                               210,167             97,058
                                                                  -----------------------------
   Capital contribution from USAA Transfer Agency
       Company                                                             -                  5
                                                                  -----------------------------
   Net increase in net assets                                        219,740            358,575

NET ASSETS
   Beginning of period                                             1,819,112          1,460,537
                                                                  -----------------------------
   End of period                                                  $2,038,852         $1,819,112
                                                                  =============================
Accumulated overdistribution of net investment income:
   End of period                                                  $  (22,056)        $        -
                                                                  =============================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the USAA Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek long-term growth of capital.

The Fund consists of two classes of shares: Growth Fund Shares (Fund Shares) and Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts,

================================================================================

20  | USAA GROWTH FUND

================================================================================

as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales

================================================================================

                                            NOTES TO FINANCIAL STATEMENTS |   21

================================================================================

       price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

================================================================================

22  | USAA GROWTH FUND

================================================================================

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   5. Repurchase agreements are valued at cost, which approximates market value.

   6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

                                            NOTES TO FINANCIAL STATEMENTS |   23

================================================================================

   Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

   1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

   2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

================================================================================

24  | USAA GROWTH FUND

================================================================================

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2015, brokerage commission recapture credits reduced the expenses of both the Fund Shares and Institutional Shares by $2,000, each. For the six-month period ended January 31, 2015 there were no custodian and other bank credits.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust

================================================================================

                                            NOTES TO FINANCIAL STATEMENTS |   25

================================================================================

   that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2015, the Fund paid CAPCO facility fees of $5,000, which represents 2.9% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2015.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2015, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

================================================================================

26  | USAA GROWTH FUND

================================================================================

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2014, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the six-month period ended January 31, 2015, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2015, were $318,787,000 and $244,560,000, respectively.

As of January 31, 2015, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2015, were $627,950,000 and $16,291,000, respectively, resulting in net unrealized appreciation of $611,659,000.

(5) CAPITAL SHARE TRANSACTIONS

At January 31, 2015, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or

================================================================================

                                            NOTES TO FINANCIAL STATEMENTS |   27

================================================================================

legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                       SIX-MONTH
                                      PERIOD ENDED                YEAR ENDED
                                    JANUARY 31, 2015             JULY 31, 2014
-----------------------------------------------------------------------------------
                                  SHARES         AMOUNT      SHARES         AMOUNT
                                  -------------------------------------------------
FUND SHARES:
Shares sold                        4,278       $104,824      12,026       $ 270,657
Shares issued from reinvested
 dividends                         3,304         80,669         302           6,588
Shares redeemed                   (3,221)       (78,798)     (5,378)       (119,762)
                                  -------------------------------------------------
Net increase from capital
 share transactions                4,361       $106,695       6,950       $ 157,483
                                  =================================================
INSTITUTIONAL SHARES:
Shares sold                        4,233       $103,063       4,576       $ 101,549
Shares issued from reinvested
 dividends                         2,324         56,608         252           5,486
Shares redeemed                   (2,303)       (56,199)     (7,578)       (167,460)
                                  -------------------------------------------------
Net increase (decrease) from
 capital share transactions        4,254       $103,472      (2,750)      $ (60,425)
                                  =================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets.

   The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

================================================================================

28  | USAA GROWTH FUND

================================================================================

   The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Large-Cap Growth Funds Index over the performance period. The Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds within the Lipper Large-Cap Growth Funds category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

   OVER/UNDER PERFORMANCE
   RELATIVE TO INDEX                                    ANNUAL ADJUSTMENT RATE
   (IN BASIS POINTS)(1)                                 (IN BASIS POINTS)(1)
   ----------------------------------------------------------------------------
   +/- 100 to 400                                       +/- 4
   +/- 401 to 700                                       +/- 5
   +/- 701 and greater                                  +/- 6

   (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

   Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

   Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the class had overall negative returns during the performance period.

================================================================================

                                            NOTES TO FINANCIAL STATEMENTS |   29

================================================================================

   For the six-month period ended January 31, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $7,720,000, which included a performance adjustment for the Fund Shares and Institutional Shares of $184,000 and $114,000, respectively. For the Fund Shares and Institutional Shares, the performance adjustments were 0.03% and 0.03%, respectively.

B. SUBADVISORY ARRANGEMENT(S) - The Manager has entered into investment subadvisory agreements with Loomis, Sayles & Company, L.P. (Loomis Sayles) and Renaissance Investment Management (Renaissance), under which Loomis Sayles and Renaissance direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager).

   The Manager (not the Fund) pays Loomis Sayles a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average net assets that Loomis Sayles manages. For the six-month period ended January 31, 2015, the Manager incurred subadvisory fees, paid or payable to Loomis Sayles, of $1,070,000.

   The Manager (not the Fund) pays Renaissance a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average net assets that Renaissance manages. For the six-month period ended January 31, 2015, the Manager incurred subadvisory fees, paid or payable to Renaissance, of $911,000.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended January 31, 2015, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $887,000 and $398,000, respectively.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved

================================================================================

30  | USAA GROWTH FUND

================================================================================

   the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2015, the Fund reimbursed the Manager $31,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION - The Manager agreed, through December 1, 2014, to limit the total annual operating expenses of the Fund Shares to 1.00% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and would reimburse the Fund Shares for all expenses in excess of that amount. Effective December 1, 2014, the Manager terminated this agreement for the Fund Shares. For the six-month period ended January 31, 2015, the Fund incurred reimbursable expenses from the Manager for the Fund Shares of $447,000.

E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2015, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $916,000 and $398,000, respectively.

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

================================================================================

                                            NOTES TO FINANCIAL STATEMENTS |   31

================================================================================

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA funds and is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of January 31, 2015, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
-------------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                      0.1
USAA Cornerstone Equity Fund                                            0.3
USAA Target Retirement Income Fund                                      0.5
USAA Target Retirement 2020 Fund                                        1.2
USAA Target Retirement 2030 Fund                                        3.0
USAA Target Retirement 2040 Fund                                        3.7
USAA Target Retirement 2050 Fund                                        2.2
USAA Target Retirement 2060 Fund                                        0.1

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

32  | USAA GROWTH FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                             PERIOD ENDED
                              JANUARY 31,                         YEAR ENDED JULY 31,
                          -----------------------------------------------------------------------------------
                                2015                2014          2013           2012        2011        2010
                          -----------------------------------------------------------------------------------
Net asset value at
 beginning of period      $    23.62          $    20.05      $  15.71     $    15.10    $  12.52    $  11.12
                          -----------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income           .02                 .11           .13            .06         .04         .00(a)
 Net realized and
  unrealized gain               1.89                3.63          4.28            .59        2.55        1.41
                          -----------------------------------------------------------------------------------
Total from investment
 operations                     1.91                3.74          4.41            .65        2.59        1.41
                          -----------------------------------------------------------------------------------
Less distributions from:
 Net investment income          (.28)               (.17)         (.07)          (.04)       (.01)       (.01)
 Realized capital gains        (1.44)                  -             -              -           -           -
                          -----------------------------------------------------------------------------------
Total distributions            (1.72)               (.17)         (.07)          (.04)       (.01)       (.01)
                          -----------------------------------------------------------------------------------
Net asset value
 at end of period         $    23.81          $    23.62      $  20.05     $    15.71    $  15.10    $  12.52
                          ===================================================================================
Total return (%)*               7.98               18.71         28.13           4.37       20.67       12.70
Net assets at end
 of period (000)          $1,214,451          $1,101,533      $796,024     $1,035,999    $794,896    $629,961
Ratios to average
 net assets:**
 Expenses (%)(b)                1.04(c),(d)         1.00(c)       1.00           1.00        1.00        1.00
 Expenses, excluding
  reimbursements (%)(b)         1.12(d)             1.12          1.19           1.17        1.17        1.22
 Net investment
  income (loss) (%)              .19(d)              .39           .51            .42         .30        (.01)
 Portfolio turnover (%)           13                  31            28             43          39(e)      148

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2015, average net assets were $1,174,450,000.
(a) Represents less than $0.01 per share.
(b) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                (.00%)(+)           (.00%)(+)     (.00%)(+)      (.00%)(+)   (.00%)(+)   (.01%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) Prior to December 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the
    Fund Shares to 1.00% of the Fund Shares' average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Reflects decreased trading activity due to market volatility.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                           SIX-MONTH
                          PERIOD ENDED
                           JANUARY 31,                        YEAR ENDED JULY 31,
                          -----------------------------------------------------------------------------------
                              2015            2014           2013            2012         2011           2010
                          -----------------------------------------------------------------------------------
Net asset value at
 beginning of period      $  23.57        $  20.02       $  15.71        $  15.11     $  12.52        $ 11.12
                          -----------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income         .04             .10            .10(a)          .06          .06            .02(a)
 Net realized and
  unrealized gain             1.88            3.62           4.32(a)          .60         2.54           1.41(a)
                          -----------------------------------------------------------------------------------
Total from investment
 operations                   1.92            3.72           4.42(a)          .66         2.60           1.43(a)
                          -----------------------------------------------------------------------------------
Less distributions from:
 Net investment income        (.29)           (.17)          (.11)           (.06)        (.01)          (.03)
 Realized capital gains      (1.44)              -              -               -            -              -
                          -----------------------------------------------------------------------------------
Total distributions          (1.73)           (.17)          (.11)           (.06)        (.01)          (.03)
                          -----------------------------------------------------------------------------------
Net asset value
 at end of period         $  23.76        $  23.57       $  20.02        $  15.71     $  15.11        $ 12.52
                          ===================================================================================
Total return (%)*             8.02           18.66          28.22            4.44        20.79          12.82
Net assets at end of
 period (000)             $824,401        $717,579       $664,513        $233,849     $157,225        $96,849
Ratios to average
 net assets:**
 Expenses (%)(b)              1.01(c)         1.00            .99             .95          .86(d)         .87(d)
 Expenses, excluding
  reimbursements (%)(b)       1.01(c)         1.00            .99             .95          .86            .88
 Net investment income (%)     .22(c)          .39            .53             .46          .43            .11
Portfolio turnover (%)          13              31             28              43           39(e)         148

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2015, average net assets were $790,880,000.
(a) Calculated using average shares.
(b) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios as follows:
                              (.00%)(+)       (.00%)(+)      (.00%)(+)       (.00%)(+)    (.00%)(+)      (.01%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Prior to December 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the
    Institutional Shares to 0.87% of the Institutional Shares' average net assets.
(e) Reflects decreased trading activity due to market volatility.

================================================================================

34  | USAA GROWTH FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2014, through January 31, 2015.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund

================================================================================

                                                          EXPENSE EXAMPLE |   35

================================================================================

and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                         EXPENSES PAID
                                           BEGINNING                ENDING              DURING PERIOD*
                                         ACCOUNT VALUE           ACCOUNT VALUE          AUGUST 1, 2014 -
                                         AUGUST 1, 2014         JANUARY 31, 2015        JANUARY 31, 2015
                                         ---------------------------------------------------------------
FUND SHARES
Actual                                   $1,000.00                $1,079.80                  $5.87

Hypothetical
 (5% return before expenses)              1,000.00                 1,019.56                   5.70

INSTITUTIONAL SHARES
Actual                                    1,000.00                 1,080.20                   5.30

Hypothetical
 (5% return before expenses)              1,000.00                 1,020.11                   5.14

*Expenses are equal to the annualized expense ratio of 1.12% for Fund Shares and 1.01% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 7.98% for Fund Shares and 8.02% for Institutional Shares for the six-month period of August 1, 2014, through January 31, 2015.

================================================================================

36  | USAA GROWTH FUND

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       One Lincoln Street
                                       Boston, Massachusetts 02111
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select your mutual fund
AT USAA.COM                            account and either click the link or
                                       select 'I want to...' and select
OR CALL                                the desired action.
(800) 531-USAA
         (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA        We know what it means to serve.(R)

   =============================================================================
   23420-0315                                (C)2015, USAA. All rights reserved.

  ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Corporate Governance Committee selects and nominates candidates for membership on the Board as independent trustees. The Corporate Governance Committee has adopted procedures to consider Board candidates suggested by shareholders. The procedures are initiated by the receipt of nominations submitted by a fund shareholder sent to Board member(s) at the address specified in fund disclosure documents or as received by AMCO or a fund officer. Any recommendations for a nomination by a shareholder, to be considered by the Board, must include at least the following information: name; date of birth; contact information; education; business profession and other expertise; affiliations; experience relating to serving on the Board; and references. The Corporate Governance Committee gives shareholder recommendations the same consideration as any other candidate.


ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2015

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     03/26/2015
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/30/2015
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03/30/2015
         ------------------------------

*Print the name and title of each signing officer under his or her signature.